FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”) Federated Hermes Trust for U.S. Treasury Obligations Service Shares (the “Fund”)
1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 1, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 255 on June 27, 2023.

If you have any questions on the enclosed material, please contact Kim McCann at kim.mccann@federatedhermes.com or (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary